Other liabilities	12 Months Ended
Dec. 31, 2023
Other Liabilities Disclosure1 [Abstract]
Other liabilities	Other liabilities

	2023	2022

Suppliers	4,808	3,256
Lease liabilities (a)	3,014	2,243
Dividends payable (b)	2,040	2,085
Other current liabilities	203	68
Other current liabilities	10,065	7,652
Lease liabilities (a)	12,822	13,851
Other non-current liabilities	202	283
Other non-current liabilities	13,024	14,134

(a)The Group is the lessee in lease agreements for which the underlying assets are the office spaces located in Grand Cayman, Bogotá, London, New York, Montevideo, Santiago and São Paulo as disclosed in note 20.
(b)Dividends payable to the previous owners of VBI prior to acquisition by the Group that remain payable on December 31, 2023.